WIRELESS MAINGATE AB Schedule of Assets Acquired and Liabilities Assumed (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jan. 16, 2015
Business Acquisition [Line Items]
Goodwill	$ 218,516	$ 154,114	$ 156,488
Wireless Maingate [Member]
Business Acquisition [Line Items]
Cash				$ 3,139
Accounts receivable				2,795
Prepaid and other assets				270
Inventory				75
Property and equipment				275
Identifiable intangible assets				50,231
Goodwill				45,593
Total Assets Acquired				102,378
Accounts payable and accrued liabilities				4,437
Deferred revenue				172
Deferred income tax				6,181
Fair value of net assets acquired				$ 91,588